Reclassifications Out of Accumulated Other Comprehensive Loss - Schedule of Reclassification Out of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 30, 2013		Mar. 31, 2012		Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Defined benefit pensions plans:
Balance at beginning of period	$ (125,642)	[1]	$ (111,482)	[1]	$ (111,482)	[1]
Other comprehensive income before reclassifications
Amortization of net loss					13,029		112
Total before income tax	3,335		3,473
Income tax provision	1,001		1,359
Net current period comprehensive income, Net of tax	2,334		2,114
Balance at end of period	(123,308)	[1]	(109,368)	[1]	(125,642)	[1]	(111,482)	[1]
Interest rate swap derivative cash flow hedge:
Balance at beginning of period	(542)	[1]	(18,112)	[1]	(18,112)	[1]
Other comprehensive income before reclassifications	(653)		(2,082)
Total before income tax	1,389		6,340
Income tax provision	847		2,481		10,726		11,256		(895)
Net of tax	542		3,859		17,570		17,506		(1,393)
Balance at end of period			(14,253)		(542)	[1]	(18,112)	[1]
Accumulated Other Comprehensive Loss end of period	(123,308)		(123,621)		(126,184)		(129,594)
Distribution, selling and administration
Defined benefit pensions plans:
Amortization of prior service cost	50	[2]	26	[2]
Amortization of net loss	3,285	[2]	3,447	[2]
Interest Expense-Net
Interest rate swap derivative cash flow hedge:
Amounts reclassified from other comprehensive income	$ 2,042		$ 8,422

[1]	Amounts are presented net of tax.
[2]	Included in the computation of net periodic pension costs. See Note - 12 Retirement Plans for additional information.